INCOME TAXES (June 2016 Note)	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

The Company has identified its federal tax return and its state tax return in Massachusetts as “major” tax jurisdictions. The periods subject to examination for its federal and state income tax returns are the years ended in 2014 and thereafter. The Company believes its income tax filing positions and deductions will be sustained on audit and it does not anticipate any adjustments that would result in a material change to its financial position. Therefore, no liabilities for uncertain income tax positions have been recorded.

The provision for income taxes in the accompanying consolidated statements of operations consists of the minimum statutory state income tax liability of $912 for the years ended June 30, 2016 and 2015.

A reconciliation of the federal statutory rate to the Company’s effective tax rate for the fiscal years ended June 30, 2016 and 2015 is as follows

	2016	2015
Income tax expense (benefit) at federal statutory rate	(34.0)%	(34.0)%
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	(6.3)	(5.3)
Change in valuation allowance	30.6	36.9
Stock based compensation	9.3	4.3
Nondeductible items	0.4	0.2
Prior-year tax adjustments	0.8	(2.1)
Other	(0.9)	(0.1)
Effective tax rate	(0.1)%	(0.1)%

The components of deferred tax assets and liabilities at June 30, 2016 and 2015 are approximately as follows:

	2016	2015
Deferred tax assets:
Net operating loss carry forwards	$3,396,000	$3,161,000
Tax credit carry forwards	439,000	414,000
Reserves and accruals not yet deducted for tax purposes	362,000	305,000
Total deferred tax assets	4,197,000	3,880,000
Valuation allowance	(4,197,000)	(3,880,000)
Net deferred tax asset	$–	$–

The Company has provided a valuation allowance to reduce the net deferred tax asset to an amount the Company believes is “more likely than not” to be realized. The valuation allowance increased in fiscal 2016, as compared to the prior year, by approximately $317,000.

At June 30, 2016, the Company had federal and state net operating loss carry forwards of approximately $8,430,000 and $3,900,000, respectively, which will, if not used, expire at various dates from 2016 through 2035. In addition, the Company had net operating loss carry forwards from its Hong Kong operations of approximately $2,252,000, which carry forward indefinitely.